Statements of changes in shareholders' equity (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Share-based payments	$ 4,021	$ 10,494	$ 10,655